Shareholders' equity (Details) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Jan. 12, 2021 USD ($) shares	Jan. 12, 2021 CAD ($) $ / shares shares	Jul. 20, 2020 item shares	Dec. 31, 2021 Vote shares	Dec. 31, 2020 USD ($) shares
Shareholders' equity
Proceeds from issuing shares | $					$ 24,552
Treasury shares repurchased (in shares)				0	0
Jordon
Shareholders' equity
Minimum percentage of voting interest held on issued and outstanding shares				5.00%
MVS
Shareholders' equity
Number of votes per share | Vote				15
Issued shares (as a percent)				13.30%	14.20%
Outstanding shares (as a percent)				69.60%	71.20%
Number of shares issued				93,970,705
Number of shares outstanding				93,970,705
SVS
Shareholders' equity
Number of votes per share | Vote				1
Stock split ratio				1
Number of shares issued on conversion	18,975,000	18,975,000
Number of shares issued				614,369,729
Number of shares outstanding				614,369,729
Proceeds from issuing shares | $		$ 316.9
Share price | $ / shares		$ 16.70
Net proceeds | $	$ 240,600
SVS | LTIP
Shareholders' equity
Shares reserved for future issuance				70,834,043	66,380,185
SVS | Private Placement
Shareholders' equity
Number of shares issued on conversion			4,383,698
Number of tranches | item			2
SVS | Private Placement | Tranche one
Shareholders' equity
Number of shares issued on conversion			3,541,429
SVS | Private Placement | Tranche two
Shareholders' equity
Number of shares issued on conversion			842,269